Information on net borrowing (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Borrowings
A. Cash	€ 3,367	€ 3,731
B. Cash equivalents	4,816	6,462
C. Other current financial assets	7,881	7,637
D Liquidity (A+B+C)	16,064	17,830
E. Current financial debt	6,942	6,057
F. Current portion of non-current financial debt	3,157	2,084
G. Current financial indebtedness (E+F)	10,099	8,141
H. Net current financial indebtedness (G-D)	(5,965)	(9,689)
I. Non-current financial debt	6,175	5,472
J. Debt instruments	20,527	20,452
K. Non‐current trade and other payables
L. Non-current financial indebtedness (I+J+K)	26,702	25,924
M. Total financial indebtedness (H+L)	20,737	16,235
Non-current financing receivables	2,109
Restricted cash	54	205
Lease liabilities	6,453	5,336	€ 4,951
Fair Value Hedge Derivative Contracts Of Hedge Fixed Rate Bonds Debt	42
Current portion of long-term lease liabilities
K. Non‐current trade and other payables
Lease liabilities	1,279	1,128	884
Long-term lease liabilities
K. Non‐current trade and other payables
Lease liabilities	€ 5,174	€ 4,208	€ 4,067